INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Change in intangible assets and goodwill by class

a)       Change in intangible assets and goodwill by class

	R$ thousand
	Goodwill	Intangible Assets
		Acquisition of rights to provide financial services (1)	Software (1)	Customer portfolio (1)	Other (1)	Total
Balance on December 31, 2019	5,327,901	4,487,898	3,127,388	1,752,759	28,701	14,724,647
Additions/(reductions)	1,765,643	791,047	1,373,474	-	314,917	4,245,081
Impairment (2)	-	(320,726)	(258,998)	(759,616)	-	(1,339,340)
Accumulated amortization	-	(1,326,371)	(720,992)	(625,253)	(288,308)	(2,960,924)
Balance on December 31, 2020	7,093,544	3,631,848	3,520,872	367,890	55,310	14,669,464

Balance on December 31, 2020	7,093,544	3,631,848	3,520,872	367,890	55,310	14,669,464
Additions/(reductions)	(1,035,448)	1,451,657	2,150,051	1,255,543	320,426	4,142,229
Impairment (2)	(9,362)	(713,113)	(115,885)	(2,146)	-	(840,506)
Accumulated amortization	-	(1,320,446)	(827,236)	(572,646)	(339,852)	(3,060,180)
Balance on December 31, 2021	6,048,734	3,049,946	4,727,802	1,048,641	35,884	14,911,007
(1)	Rate of amortization: acquisition of rights to provide financial services – in accordance with contract agreement; software – 20%; Customer portfolio – up to 20%; and others – 20%; and
(2)	Impairment losses were recognized in the consolidated statement of income, within “Other operating income/(expenses)”.

Composition of goodwill by segment
b)	Composition of goodwill by segment

	R$ thousand
	On December 31, 2021	On December 31, 2020
Banking	5,583,201	6,601,162
Insurance	465,533	492,382
Total	6,048,734	7,093,544